DIMENSIONAL INVESTMENT GROUP INC.
FORM N-Q REPORT
July 31, 2020
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio
DFA International Value Portfolio III
Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
LIBOR	London Interbank Offered Rate
SA	Special Assessment
USTMMR	U.S. Treasury Money Market Rate
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of July 31, 2020.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (10.9%)
	Activision Blizzard, Inc.	282,401	$23,334,795
*	Alphabet, Inc., Class A	109,964	163,620,934
*	Alphabet, Inc., Class C	107,183	158,948,102
	AT&T, Inc.	2,611,147	77,237,728
#	CenturyLink, Inc.	363,105	3,503,963
#*	Charter Communications, Inc., Class A	55,292	32,069,360
	Comcast Corp., Class A	1,668,810	71,425,068
#*	Discovery, Inc., Class A	59,608	1,257,729
*	Discovery, Inc., Class C	116,153	2,201,099
*	DISH Network Corp., Class A	94,991	3,050,161
*	Electronic Arts, Inc.	105,546	14,947,425
*	Facebook, Inc., Class A	881,235	223,542,882
	Fox Corp., Class A	126,152	3,250,937
*	Fox Corp., Class B	59,832	1,541,871
	Interpublic Group of Cos., Inc. (The)	145,341	2,623,405
*	Live Nation Entertainment, Inc.	51,730	2,421,481
*	Netflix, Inc.	161,179	78,797,190
	News Corp., Class A	141,525	1,800,198
	News Corp., Class B	47,476	605,794
#	Omnicom Group, Inc.	79,179	4,254,288
*	Take-Two Interactive Software, Inc.	41,710	6,841,274
*	T-Mobile US, Inc.	213,381	22,912,852
*	Twitter, Inc.	288,880	10,515,232
	Verizon Communications, Inc.	1,516,519	87,169,512
#	ViacomCBS, Inc., Class B	197,345	5,144,784
	Walt Disney Co. (The)	661,910	77,403,755
TOTAL COMMUNICATION SERVICES			1,080,421,819
CONSUMER DISCRETIONARY — (11.1%)
	Advance Auto Parts, Inc.	25,421	3,816,709
*	Amazon.com, Inc.	153,547	485,927,120
	Aptiv P.L.C.	98,358	7,647,334
*	AutoZone, Inc.	8,595	10,377,775
	Best Buy Co., Inc.	83,404	8,306,204
*	Booking Holdings, Inc.	15,011	24,950,233
#	BorgWarner, Inc.	75,702	2,770,693
#*	CarMax, Inc.	59,933	5,811,703
#	Carnival Corp.	172,672	2,396,687
*	Chipotle Mexican Grill, Inc.	9,385	10,841,177
	Darden Restaurants, Inc.	47,020	3,568,818
	Dollar General Corp.	92,143	17,544,027
*	Dollar Tree, Inc.	86,698	8,093,258
	Domino's Pizza, Inc.	14,269	5,516,538
	DR Horton, Inc.	120,708	7,986,041
	eBay, Inc.	241,431	13,346,306
#	Expedia Group, Inc.	49,386	4,000,760
	Ford Motor Co.	1,426,466	9,428,940
	Gap, Inc. (The)	77,852	1,040,881
	Garmin, Ltd.	53,449	5,269,537
	General Motors Co.	459,679	11,441,410
	Genuine Parts Co.	52,581	4,740,177
#	H&R Block, Inc.	70,731	1,025,599
#	Hanesbrands, Inc.	124,204	1,755,003

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hasbro, Inc.	47,188	$3,433,399
	Hilton Worldwide Holdings, Inc.	101,443	7,613,297
	Home Depot, Inc. (The)	394,164	104,646,600
	Kohl's Corp.	59,017	1,123,684
	L Brands, Inc.	82,977	2,025,469
	Las Vegas Sands Corp.	123,665	5,396,741
#	Leggett & Platt, Inc.	48,653	1,950,499
	Lennar Corp., Class A	101,107	7,315,091
*	LKQ Corp.	110,985	3,128,667
	Lowe's Cos., Inc.	276,474	41,169,743
	Marriott International, Inc., Class A	98,327	8,242,261
	McDonald's Corp.	272,684	52,977,048
	MGM Resorts International	181,590	2,921,783
*	Mohawk Industries, Inc.	22,099	1,764,605
	Newell Brands, Inc.	139,985	2,295,754
	NIKE, Inc., Class B	454,652	44,378,582
#*	Norwegian Cruise Line Holdings, Ltd.	100,056	1,364,764
*	NVR, Inc.	1,264	4,967,710
*	O'Reilly Automotive, Inc.	27,091	12,932,702
	PulteGroup, Inc.	92,081	4,014,732
	PVH Corp.	24,810	1,207,255
	Ralph Lauren Corp.	17,307	1,233,989
	Ross Stores, Inc.	129,686	11,628,944
	Royal Caribbean Cruises, Ltd.	62,607	3,049,587
	Starbucks Corp.	428,706	32,808,870
	Tapestry, Inc.	102,814	1,373,595
	Target Corp.	183,254	23,068,014
	Tiffany & Co.	39,826	4,992,587
	TJX Cos., Inc. (The)	439,128	22,830,265
	Tractor Supply Co.	42,572	6,076,727
#*	Ulta Beauty, Inc.	20,763	4,007,051
*	Under Armour, Inc., Class A	71,087	747,835
#*	Under Armour, Inc., Class C	70,917	673,002
	VF Corp.	117,396	7,086,023
	Whirlpool Corp.	22,814	3,721,420
	Wynn Resorts, Ltd.	35,669	2,583,506
	Yum! Brands, Inc.	110,660	10,075,593
TOTAL CONSUMER DISCRETIONARY			1,108,430,324
CONSUMER STAPLES — (7.0%)
	Altria Group, Inc.	682,106	28,068,662
	Archer-Daniels-Midland Co.	204,411	8,754,923
#	Brown-Forman Corp., Class B	67,276	4,664,918
#	Campbell Soup Co.	61,322	3,039,731
	Church & Dwight Co., Inc.	89,754	8,646,003
	Clorox Co. (The)	45,750	10,820,332
	Coca-Cola Co. (The)	1,416,135	66,898,217
	Colgate-Palmolive Co.	313,990	24,240,028
	Conagra Brands, Inc.	177,562	6,649,697
	Constellation Brands, Inc., Class A	61,287	10,921,343
	Costco Wholesale Corp.	161,900	52,703,307
	Coty, Inc., Class A	107,604	399,211
	Estee Lauder Cos., Inc. (The), Class A	82,231	16,243,912
	General Mills, Inc.	221,577	14,019,177
	Hershey Co. (The)	54,364	7,905,069
#	Hormel Foods Corp.	103,183	5,247,887
	JM Smucker Co. (The)	42,115	4,605,275
	Kellogg Co.	92,379	6,373,227
	Kimberly-Clark Corp.	124,913	18,991,772

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kraft Heinz Co. (The)	227,989	$7,838,262
	Kroger Co. (The)	289,454	10,070,105
	Lamb Weston Holdings, Inc.	52,737	3,168,439
	McCormick & Co., Inc. Non-Voting	45,463	8,860,739
	Molson Coors Beverage Co., Class B	68,115	2,555,675
	Mondelez International, Inc., Class A	523,581	29,053,510
*	Monster Beverage Corp.	137,641	10,802,066
	PepsiCo, Inc.	508,306	69,973,404
	Philip Morris International, Inc.	570,497	43,819,875
	Procter & Gamble Co. (The)	907,289	118,963,734
	Sysco Corp.	185,229	9,789,353
	Tyson Foods, Inc., Class A	108,342	6,657,616
	Walgreens Boots Alliance, Inc.	268,926	10,947,977
	Walmart, Inc.	518,750	67,126,250
TOTAL CONSUMER STAPLES			698,819,696
ENERGY — (2.5%)
	Apache Corp.	135,754	2,083,824
	Baker Hughes Co.	240,448	3,724,540
	Cabot Oil & Gas Corp.	146,353	2,736,801
	Chevron Corp.	683,837	57,401,278
	Concho Resources, Inc.	72,421	3,804,999
	ConocoPhillips	392,436	14,673,182
	Devon Energy Corp.	139,208	1,460,292
	Diamondback Energy, Inc.	57,319	2,284,735
	EOG Resources, Inc.	213,894	10,020,934
	Exxon Mobil Corp.	1,549,186	65,189,747
	Halliburton Co.	320,165	4,587,964
#	Hess Corp.	96,120	4,730,065
	HollyFrontier Corp.	52,979	1,456,923
	Kinder Morgan, Inc.	715,894	10,094,105
	Marathon Oil Corp.	288,427	1,583,464
	Marathon Petroleum Corp.	237,934	9,089,079
	National Oilwell Varco, Inc.	138,625	1,595,574
	Noble Energy, Inc.	179,014	1,788,350
	Occidental Petroleum Corp.	332,374	5,231,567
#	ONEOK, Inc.	161,419	4,505,204
	Phillips 66	159,225	9,875,134
	Pioneer Natural Resources Co.	60,534	5,866,955
	Schlumberger, Ltd.	507,206	9,200,717
	TechnipFMC P.L.C.	157,923	1,268,122
	Valero Energy Corp.	149,121	8,385,074
	Williams Cos., Inc. (The)	444,540	8,504,050
TOTAL ENERGY			251,142,679
FINANCIALS — (9.9%)
	Aflac, Inc.	264,168	9,396,456
	Allstate Corp. (The)	114,569	10,814,168
	American Express Co.	241,987	22,582,227
	American International Group, Inc.	315,976	10,155,469
	Ameriprise Financial, Inc.	45,041	6,919,649
	Aon P.L.C., Class A	84,561	17,353,608
	Arthur J Gallagher & Co.	69,814	7,504,307
	Assurant, Inc.	21,400	2,299,858
	Bank of America Corp.	2,860,738	71,175,161
	Bank of New York Mellon Corp. (The)	294,010	10,540,259
*	Berkshire Hathaway, Inc., Class B	712,460	139,485,419
	BlackRock, Inc.	56,609	32,550,741

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Capital One Financial Corp.	167,633	$10,694,985
	Cboe Global Markets, Inc.	39,981	3,506,334
	Charles Schwab Corp. (The)	418,902	13,886,601
	Chubb, Ltd.	165,505	21,058,856
	Cincinnati Financial Corp.	54,706	4,263,239
	Citigroup, Inc.	762,511	38,133,175
	Citizens Financial Group, Inc.	157,792	3,914,820
	CME Group, Inc.	131,418	21,839,043
	Comerica, Inc.	52,079	2,006,083
	Discover Financial Services	112,550	5,563,347
	E*TRADE Financial Corp.	81,289	4,127,043
	Everest Re Group, Ltd.	14,499	3,172,236
	Fifth Third Bancorp	259,341	5,150,512
	First Republic Bank	63,130	7,100,862
#	Franklin Resources, Inc.	100,731	2,120,388
	Globe Life, Inc	35,248	2,805,741
	Goldman Sachs Group, Inc. (The)	113,466	22,461,729
	Hartford Financial Services Group, Inc. (The)	129,824	5,494,152
	Huntington Bancshares, Inc.	372,353	3,451,712
	Intercontinental Exchange, Inc.	200,392	19,393,938
#	Invesco, Ltd.	138,025	1,385,771
	JPMorgan Chase & Co.	1,116,692	107,917,115
	KeyCorp	359,390	4,316,274
	Lincoln National Corp.	71,980	2,682,695
	Loews Corp.	89,109	3,244,459
	M&T Bank Corp.	47,227	5,003,701
	MarketAxess Holdings, Inc.	13,973	7,219,849
	Marsh & McLennan Cos., Inc.	186,924	21,795,338
	MetLife, Inc.	282,972	10,710,490
	Moody's Corp.	59,188	16,649,584
	Morgan Stanley	438,839	21,450,450
	MSCI, Inc.	31,016	11,661,396
	Nasdaq, Inc.	42,390	5,566,231
	Northern Trust Corp.	76,245	5,973,796
	People's United Financial, Inc.	156,348	1,686,995
	PNC Financial Services Group, Inc. (The)	155,234	16,558,811
	Principal Financial Group, Inc.	93,191	3,954,094
	Progressive Corp. (The)	214,232	19,353,719
	Prudential Financial, Inc.	145,429	9,215,836
	Raymond James Financial, Inc.	44,089	3,063,304
	Regions Financial Corp.	349,100	3,791,226
	S&P Global, Inc.	88,378	30,954,394
	State Street Corp.	129,581	8,265,972
*	SVB Financial Group	19,041	4,270,325
	Synchrony Financial	197,714	4,375,411
	T Rowe Price Group, Inc.	82,964	11,457,328
	Travelers Cos., Inc. (The)	92,198	10,549,295
	Truist Financial Corp.	493,377	18,481,902
	U.S. Bancorp.	501,949	18,491,801
	Unum Group	72,263	1,245,091
	Wells Fargo & Co.	1,365,740	33,132,852
	Willis Towers Watson P.L.C.	47,397	9,953,844
	WR Berkley Corp.	50,911	3,143,754
	Zions Bancorp NA	61,441	1,994,989
TOTAL FINANCIALS			980,440,210
HEALTH CARE — (14.5%)
	Abbott Laboratories	647,903	65,204,958
	AbbVie, Inc.	645,654	61,279,021

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	ABIOMED, Inc.	16,303	$4,889,922
	Agilent Technologies, Inc.	112,878	10,873,538
*	Alexion Pharmaceuticals, Inc.	80,461	8,246,448
*	Align Technology, Inc.	26,404	7,758,023
	AmerisourceBergen Corp.	54,531	5,463,461
	Amgen, Inc.	215,755	52,788,776
	Anthem, Inc.	92,493	25,324,583
	Baxter International, Inc.	185,892	16,057,351
	Becton Dickinson and Co.	108,166	30,431,422
*	Biogen, Inc.	59,710	16,401,740
*	Bio-Rad Laboratories, Inc., Class A	7,869	4,130,359
*	Boston Scientific Corp.	523,198	20,179,747
	Bristol-Myers Squibb Co.	829,670	48,668,442
	Cardinal Health, Inc.	106,611	5,823,093
*	Centene Corp.	211,899	13,826,410
#	Cerner Corp.	112,053	7,782,081
*	Cigna Corp.	135,320	23,368,411
	Cooper Cos., Inc. (The)	18,085	5,116,789
	CVS Health Corp.	479,654	30,189,423
	Danaher Corp.	230,539	46,983,848
*	DaVita, Inc.	31,138	2,721,150
	DENTSPLY SIRONA, Inc.	79,832	3,560,507
*	DexCom, Inc.	33,747	14,698,168
*	Edwards Lifesciences Corp.	227,340	17,825,729
	Eli Lilly and Co.	308,911	46,426,234
	Gilead Sciences, Inc.	459,064	31,918,720
	HCA Healthcare, Inc.	96,034	12,161,746
*	Henry Schein, Inc.	53,115	3,650,594
*	Hologic, Inc.	95,065	6,633,636
	Humana, Inc.	48,551	19,053,840
*	IDEXX Laboratories, Inc.	31,204	12,411,391
*	Illumina, Inc.	53,881	20,591,163
*	Incyte Corp.	65,975	6,515,691
*	Intuitive Surgical, Inc.	42,764	29,312,156
*	IQVIA Holdings, Inc.	65,386	10,356,489
	Johnson & Johnson	965,543	140,737,548
*	Laboratory Corp. of America Holdings	35,430	6,835,156
	McKesson Corp.	59,609	8,950,887
	Medtronic P.L.C.	491,486	47,418,569
	Merck & Co., Inc.	924,922	74,215,741
*	Mettler-Toledo International, Inc.	8,780	8,209,300
*	Mylan NV	189,221	3,048,350
	PerkinElmer, Inc.	40,612	4,829,173
	Perrigo Co. P.L.C.	50,693	2,687,743
	Pfizer, Inc.	2,035,351	78,320,306
	Quest Diagnostics, Inc.	49,012	6,227,955
*	Regeneron Pharmaceuticals, Inc.	36,986	23,377,741
	ResMed, Inc.	52,890	10,710,754
	STERIS P.L.C.	31,371	5,007,753
	Stryker Corp.	118,138	22,836,075
	Teleflex, Inc.	16,917	6,311,733
	Thermo Fisher Scientific, Inc.	144,861	59,965,211
	UnitedHealth Group, Inc.	347,568	105,236,639
	Universal Health Services, Inc., Class B	28,313	3,111,599
#*	Varian Medical Systems, Inc.	33,582	4,792,823
*	Vertex Pharmaceuticals, Inc.	95,115	25,871,280
#*	Waters Corp.	22,793	4,858,328
	West Pharmaceutical Services, Inc.	26,820	7,211,093
	Zimmer Biomet Holdings, Inc.	76,166	10,271,747

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Zoetis, Inc.	174,322	$26,441,161
TOTAL HEALTH CARE			1,446,109,725
INDUSTRIALS — (7.9%)
	3M Co.	210,469	31,669,270
	Alaska Air Group, Inc.	44,438	1,530,445
	Allegion P.L.C.	34,164	3,397,952
#	American Airlines Group, Inc.	182,663	2,031,213
	AMETEK, Inc.	83,724	7,807,263
#	AO Smith Corp.	48,981	2,357,945
	Boeing Co. (The)	196,255	31,008,290
	Carrier Global Corp.	298,829	8,140,102
	Caterpillar, Inc.	198,497	26,376,281
#	CH Robinson Worldwide, Inc.	49,636	4,651,886
	Cintas Corp.	31,057	9,375,177
*	Copart, Inc.	76,067	7,093,248
	CSX Corp.	280,401	20,003,807
	Cummins, Inc.	54,315	10,496,917
	Deere & Co.	114,689	20,220,818
	Delta Air Lines, Inc.	208,265	5,200,377
	Dover Corp.	52,960	5,451,173
	Eaton Corp. P.L.C.	146,125	13,608,621
	Emerson Electric Co.	218,330	13,538,643
	Equifax, Inc.	44,300	7,201,408
	Expeditors International of Washington, Inc.	61,274	5,178,266
#	Fastenal Co.	210,293	9,892,183
	FedEx Corp.	88,196	14,852,206
	Flowserve Corp.	48,295	1,345,982
	Fortive Corp.	108,160	7,591,750
	Fortune Brands Home & Security, Inc.	50,382	3,854,223
	General Dynamics Corp.	85,080	12,484,639
	General Electric Co.	3,206,168	19,461,440
	Honeywell International, Inc.	256,989	38,386,447
	Howmet Aerospace, Inc.	139,412	2,060,509
	Huntington Ingalls Industries, Inc.	14,740	2,560,485
	IDEX Corp.	27,403	4,516,563
	IHS Markit, Ltd.	146,290	11,809,992
	Illinois Tool Works, Inc.	105,286	19,476,857
*	Ingersoll Rand, Inc.	125,782	3,973,453
	Jacobs Engineering Group, Inc.	47,901	4,088,350
	JB Hunt Transport Services, Inc.	30,932	4,002,601
	Johnson Controls International P.L.C.	273,871	10,538,556
	Kansas City Southern	34,984	6,012,000
	L3Harris Technologies, Inc.	78,881	13,278,039
	Lockheed Martin Corp.	90,358	34,242,971
	Masco Corp.	97,108	5,550,693
	Nielsen Holdings P.L.C.	131,169	1,892,769
	Norfolk Southern Corp.	93,759	18,021,417
	Northrop Grumman Corp.	56,758	18,446,918
	Old Dominion Freight Line, Inc.	34,813	6,364,513
	Otis Worldwide Corp.	149,414	9,374,234
	PACCAR, Inc.	127,302	10,830,854
	Parker-Hannifin Corp.	47,267	8,457,012
	Pentair P.L.C.	60,212	2,580,084
	Quanta Services, Inc.	49,797	1,990,386
	Raytheon Technologies Corp.	538,243	30,507,613
	Republic Services, Inc.	76,996	6,717,901
	Robert Half International, Inc.	41,720	2,122,296
	Rockwell Automation, Inc.	42,541	9,279,894

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Rollins, Inc.	51,117	$2,678,531
	Roper Technologies, Inc.	38,181	16,511,374
#	Snap-on, Inc.	19,845	2,894,790
	Southwest Airlines Co.	197,467	6,099,756
	Stanley Black & Decker, Inc.	56,746	8,700,297
*	Teledyne Technologies, Inc.	13,499	4,140,143
	Textron, Inc.	83,862	2,930,138
	Trane Technologies P.L.C.	87,580	9,797,575
	TransDigm Group, Inc.	18,514	7,990,272
	Union Pacific Corp.	248,637	43,101,224
*	United Airlines Holdings, Inc.	92,410	2,899,826
	United Parcel Service, Inc., Class B	258,324	36,878,334
*	United Rentals, Inc.	26,527	4,121,500
	Verisk Analytics, Inc.	59,236	11,178,426
	Waste Management, Inc.	141,997	15,562,871
	Westinghouse Air Brake Technologies Corp.	65,769	4,090,174
	WW Grainger, Inc.	15,762	5,383,196
	Xylem, Inc.	65,140	4,753,917
TOTAL INDUSTRIALS			782,617,276
INFORMATION TECHNOLOGY — (27.4%)
	Accenture P.L.C., Class A	233,581	52,504,337
*	Adobe, Inc.	176,569	78,453,138
*	Advanced Micro Devices, Inc.	429,329	33,242,944
*	Akamai Technologies, Inc.	59,868	6,731,558
	Amphenol Corp., Class A	108,654	11,491,247
	Analog Devices, Inc.	135,194	15,527,031
*	ANSYS, Inc.	31,444	9,766,506
	Apple, Inc.	1,493,166	634,655,277
	Applied Materials, Inc.	335,732	21,597,640
*	Arista Networks, Inc.	19,531	5,073,568
*	Autodesk, Inc.	80,389	19,006,371
	Automatic Data Processing, Inc.	157,729	20,963,761
	Broadcom, Inc.	146,553	46,420,663
	Broadridge Financial Solutions, Inc.	42,399	5,695,882
*	Cadence Design Systems, Inc.	102,234	11,169,065
	CDW Corp.	51,992	6,044,070
	Cisco Systems, Inc.	1,553,956	73,191,328
	Citrix Systems, Inc.	42,748	6,102,704
	Cognizant Technology Solutions Corp., Class A	197,237	13,475,232
	Corning, Inc.	279,173	8,654,363
	DXC Technology Co.	95,293	1,706,698
*	F5 Networks, Inc.	22,616	3,073,514
	Fidelity National Information Services, Inc.	226,715	33,170,672
*	Fiserv, Inc.	206,029	20,559,634
*	FleetCor Technologies, Inc.	30,854	7,977,919
	FLIR Systems, Inc.	47,227	1,967,477
*	Fortinet, Inc.	49,397	6,831,605
*	Gartner, Inc.	33,041	4,118,230
	Global Payments, Inc.	109,767	19,540,721
	Hewlett Packard Enterprise Co.	472,247	4,661,078
	HP, Inc.	526,473	9,255,395
	Intel Corp.	1,551,703	74,062,784
	International Business Machines Corp.	325,189	39,978,736
	Intuit, Inc.	95,659	29,307,048
*	IPG Photonics Corp.	13,206	2,364,006
	Jack Henry & Associates, Inc.	27,964	4,985,981
	Juniper Networks, Inc.	120,296	3,053,112
*	Keysight Technologies, Inc.	68,692	6,861,644

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	KLA Corp.	56,591	$11,308,580
	Lam Research Corp.	53,187	20,060,009
	Leidos Holdings, Inc.	49,263	4,687,867
	Mastercard, Inc., Class A	323,903	99,933,793
	Maxim Integrated Products, Inc.	97,091	6,610,926
#	Microchip Technology, Inc.	90,325	9,188,762
*	Micron Technology, Inc.	407,514	20,398,113
	Microsoft Corp.	2,779,227	569,769,327
	Motorola Solutions, Inc.	62,046	8,674,031
	NetApp, Inc.	81,432	3,607,438
	NortonLifeLock, Inc.	199,516	4,279,618
	NVIDIA Corp.	225,439	95,719,145
	Oracle Corp.	762,692	42,291,271
#	Paychex, Inc.	117,214	8,430,031
*	Paycom Software, Inc.	17,611	5,008,040
*	PayPal Holdings, Inc.	430,281	84,365,196
*	Qorvo, Inc.	41,723	5,346,802
	QUALCOMM, Inc.	411,962	43,507,307
*	salesforce.com, Inc.	330,103	64,320,570
#	Seagate Technology P.L.C.	83,001	3,753,305
*	ServiceNow, Inc.	69,957	30,725,114
	Skyworks Solutions, Inc.	61,425	8,942,252
*	Synopsys, Inc.	55,164	10,989,772
	TE Connectivity, Ltd.	121,189	10,794,304
	Texas Instruments, Inc.	336,315	42,896,978
*	Tyler Technologies, Inc.	14,639	5,229,783
*	VeriSign, Inc.	37,434	7,924,029
#	Visa, Inc., Class A	618,303	117,724,891
	Western Digital Corp.	110,876	4,778,756
#	Western Union Co. (The)	149,526	3,630,491
*	Xerox Holdings Corp.	68,878	1,146,819
	Xilinx, Inc.	89,526	9,610,616
*	Zebra Technologies Corp., Class A	19,524	5,481,363
TOTAL INFORMATION TECHNOLOGY			2,724,378,238
MATERIALS — (2.5%)
	Air Products & Chemicals, Inc.	80,924	23,195,246
#	Albemarle Corp.	39,450	3,253,047
#*	Amcor, P.L.C.	579,667	5,970,570
	Avery Dennison Corp.	30,738	3,483,845
	Ball Corp.	118,784	8,746,066
	Celanese Corp.	43,519	4,230,047
	CF Industries Holdings, Inc.	79,784	2,499,633
*	Corteva, Inc.	275,253	7,861,226
*	Dow, Inc.	271,040	11,128,902
	DuPont de Nemours, Inc.	269,295	14,401,897
	Eastman Chemical Co.	49,399	3,686,647
	Ecolab, Inc.	90,672	16,962,918
	FMC Corp.	47,555	5,043,208
	Freeport-McMoRan, Inc.	529,021	6,834,951
#	International Flavors & Fragrances, Inc.	38,794	4,886,104
	International Paper Co.	142,897	4,971,387
	Linde P.L.C.	192,428	47,166,027
	LyondellBasell Industries NV, Class A	93,641	5,854,435
	Martin Marietta Materials, Inc.	22,728	4,708,787
	Mosaic Co. (The)	127,645	1,719,378
	Newmont Corp.	293,856	20,334,835
	Nucor Corp.	110,002	4,614,584
	Packaging Corp. of America	34,550	3,320,946

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	PPG Industries, Inc.	86,333	$9,293,747
	Sealed Air Corp.	55,541	1,981,703
	Sherwin-Williams Co. (The)	29,584	19,168,065
	Vulcan Materials Co.	48,363	5,678,784
	WestRock Co.	93,278	2,505,447
TOTAL MATERIALS			253,502,432
REAL ESTATE — (2.8%)
#	Alexandria Real Estate Equities, Inc.	46,462	8,249,328
	American Tower Corp.	162,444	42,461,237
	Apartment Investment & Management Co., Class A	55,513	2,155,015
	AvalonBay Communities, Inc.	51,814	7,933,760
	Boston Properties, Inc.	52,473	4,674,819
*	CBRE Group, Inc., Class A	123,038	5,390,295
	Crown Castle International Corp.	152,863	25,482,262
	Digital Realty Trust, Inc.	98,107	15,750,098
	Duke Realty Corp.	135,573	5,448,679
	Equinix, Inc.	32,450	25,488,826
	Equity Residential	128,989	6,917,680
	Essex Property Trust, Inc.	24,140	5,328,664
#	Extra Space Storage, Inc.	46,879	4,844,476
#	Federal Realty Investment Trust	26,188	1,998,144
	Healthpeak Properties, Inc.	198,177	5,408,250
	Host Hotels & Resorts, Inc.	256,317	2,763,097
#	Iron Mountain, Inc.	104,173	2,936,637
	Kimco Realty Corp.	160,089	1,784,992
	Mid-America Apartment Communities, Inc.	42,304	5,042,214
	Prologis, Inc.	270,880	28,556,169
	Public Storage	54,862	10,965,816
	Realty Income Corp.	126,437	7,592,542
	Regency Centers Corp.	61,528	2,524,494
	SBA Communications Corp.	40,968	12,763,171
#	Simon Property Group, Inc.	112,731	7,028,778
#	SL Green Realty Corp.	28,180	1,310,370
	UDR, Inc.	108,439	3,925,492
	Ventas, Inc.	137,010	5,255,704
#	Vornado Realty Trust	57,327	1,978,928
	Welltower, Inc.	153,705	8,232,440
	Weyerhaeuser Co.	271,920	7,562,095
TOTAL REAL ESTATE			277,754,472
UTILITIES — (3.1%)
	AES Corp.	245,376	3,737,076
	Alliant Energy Corp.	91,861	4,946,715
	Ameren Corp.	89,934	7,216,304
	American Electric Power Co., Inc.	181,243	15,746,392
	American Water Works Co., Inc.	66,421	9,781,821
	Atmos Energy Corp.	45,032	4,772,942
#	CenterPoint Energy, Inc.	200,542	3,812,303
	CMS Energy Corp.	104,378	6,698,980
	Consolidated Edison, Inc.	123,008	9,450,704
	Dominion Energy, Inc.	307,632	24,927,421
	DTE Energy Co.	70,406	8,141,046
	Duke Energy Corp.	269,301	22,820,567
	Edison International	139,148	7,746,369
	Entergy Corp.	72,980	7,672,387
	Evergy, Inc.	82,983	5,379,788
	Eversource Energy	122,684	11,050,148

U.S. Large Company Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Exelon Corp.	356,606	$13,768,558
FirstEnergy Corp.	198,635	5,760,415
NextEra Energy, Inc.	179,377	50,351,124
NiSource, Inc.	140,937	3,445,910
NRG Energy, Inc.	88,070	2,977,647
Pinnacle West Capital Corp.	40,632	3,375,706
PPL Corp.	281,447	7,492,119
Public Service Enterprise Group, Inc.	185,063	10,352,424
Sempra Energy	106,853	13,298,924
Southern Co. (The)	386,875	21,127,244
WEC Energy Group, Inc.	115,688	11,020,439
Xcel Energy, Inc.	192,793	13,310,429
TOTAL UTILITIES		310,181,902
TOTAL COMMON STOCKS		9,913,798,773
RIGHTS/WARRANTS — (0.0%)
ENERGY — (0.0%)
*» Occidental Petroleum Corp. 08/03/2027	41,547	232,662
TOTAL INVESTMENT SECURITIES (Cost $3,635,103,902)		9,914,031,435

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	4,536,712	4,536,712
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	2,873,903	33,253,935
TOTAL INVESTMENTS — (100.0%)
(Cost $3,672,885,699)^^			$9,951,822,082
As of July 31, 2020, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	69	09/18/20	$11,002,818	$11,259,075	$256,257
Total Futures Contracts			$11,002,818	$11,259,075	$256,257
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,080,421,819	—	—	$1,080,421,819
Consumer Discretionary	1,108,430,324	—	—	1,108,430,324
Consumer Staples	698,819,696	—	—	698,819,696
Energy	251,142,679	—	—	251,142,679
Financials	980,440,210	—	—	980,440,210
Health Care	1,446,109,725	—	—	1,446,109,725
Industrials	782,617,276	—	—	782,617,276

U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Information Technology	$2,724,378,238	—	—	$2,724,378,238
Materials	253,502,432	—	—	253,502,432
Real Estate	277,754,472	—	—	277,754,472
Utilities	310,181,902	—	—	310,181,902
Rights/Warrants
Energy	—	$232,662	—	232,662
Temporary Cash Investments	4,536,712	—	—	4,536,712
Securities Lending Collateral	—	33,253,935	—	33,253,935
Futures Contracts**	256,257	—	—	256,257
TOTAL	$9,918,591,742	$33,486,597	—	$9,952,078,339
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$3,460,306,959
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,460,306,959
Summary of the Portfolio's Master Fund's investments as of July 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$6,850,834,744
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$6,850,834,744
Summary of the Portfolio's Master Fund's investments as of July 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$2,580,066,940
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$2,580,066,940
Summary of the Portfolio's Master Fund's investments as of July 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Tax-Managed U.S. Marketwide Value Portfolio II
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,555,811,593
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$1,555,811,593
Summary of the Portfolio's Master Fund's investments as of July 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$64,343,990
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$64,343,990
Summary of the Portfolio's Master Fund's investments as of July 31, 2020, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (3.9%)
Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r) 0.221%, 04/16/21	1,450	$1,450,636
Federal Home Loan Bank
0.000%, 09/15/20	2,500	2,499,731
TOTAL AGENCY OBLIGATIONS		3,950,367
BONDS — (31.1%)
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 1.130%, FRN
(r) 1.489%, 02/23/21	1,409	1,417,988
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.323%, 12/15/21	2,000	1,999,220
Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r) 0.336%, 09/10/21	750	749,497
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r) 1.229%, 11/23/21	1,000	1,009,209
Bank of Nova Scotia (The)
2.350%, 10/21/20	528	530,378
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.290%, FRN
(r) 0.567%, 01/08/21	1,000	1,000,818
Dexia Credit Local SA, Floating Rate Note, 3M USD LIBOR + 0.320%, FRN
(r) 0.590%, 09/29/20	2,000	2,000,780
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR + 0.220%, FRN
(r) 0.495%, 10/15/20	1,000	1,000,460
		Face Amount	Value†
		(000)

Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.356%, 10/12/21	2,750	$2,749,697
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r)	0.306%, 08/23/21	500	499,894
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)Ω	0.358%, 03/12/21	400	400,001
(r)	0.358%, 03/12/21	300	300,001
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.440%, 02/24/22	2,000	1,998,112
Kuntarahoitus Oyj, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.436%, 02/17/21	400	400,045
Kuntarahoitus Oyj, Floating Rate Note, FRN
(r)	0.255%, 10/26/20	2,000	2,000,059
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.035%, FRN
(r)	0.450%, 03/15/22	800	799,488
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.426%, 09/27/21	2,000	2,001,460
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.383%, 12/15/21	800	800,408
Nordic Investment Bank
	1.500%, 09/29/20	1,000	1,001,963

DFA Two-Year Fixed Income Portfolio
CONTINUED
	Face Amount	Value†
	(000)

NRW Bank, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r) 0.488%, 02/08/21	1,200	$1,199,892
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.323%, 09/15/20	1,000	1,000,085
Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r) 0.658%, 04/30/21	2,000	2,005,009
Svenska Handelsbanken AB
2.450%, 03/30/21	2,750	2,789,175
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.240%, FRN
(r) 0.485%, 01/25/21	750	750,582
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.125%, FRN
(r) 0.559%, 08/13/21	378	377,982
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.170%, FRN
(r) 0.478%, 09/18/20	400	400,113
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.540%, FRN
(r) 0.816%, 01/08/21	191	191,296
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r) 0.535%, 06/23/21	500	501,171
TOTAL BONDS		31,874,783
U.S. TREASURY OBLIGATIONS — (9.6%)
U.S. Treasury Bills
# 0.000%, 09/22/20	2,800	2,799,640
# 0.000%, 10/06/20	3,250	3,249,509
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.219%, 04/30/22	3,750	3,754,142
TOTAL U.S. TREASURY OBLIGATIONS		9,803,291
		Face Amount	Value†
		(000)
CERTIFICATES OF DEPOSIT — (4.1%)
Bank of Nova Scotia, Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r)	0.586%, 09/21/20	500	$500,220
National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
Ω	0.393%, 05/28/21	2,750	2,751,101
Oversea-Chinese Banking Corp., Ltd., Floating Rate Note, 1M USD LIBOR + 0.050%, FRN
Ω	0.228%, 08/11/20	500	500,000
Toronto-Dominion Bank, Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r)	0.585%, 05/07/21	500	500,379
TOTAL CERTIFICATES OF DEPOSIT			4,251,700
TOTAL INVESTMENT SECURITIES (Cost $49,862,572)			49,880,141

COMMERCIAL PAPER — (44.8%)
Banque Et Caisse
	0.300%, 12/04/20	900	899,439
Banque Et Caisse d’Epargne de l’Etat
	0.300%, 12/09/20	1,500	1,499,012
BNG Bank NV
Ω	1.710%, 08/21/20	500	499,971
Ω	0.010%, 08/06/20	1,750	1,749,970
Ω	0.150%, 08/31/20	500	499,956
Caisse Des Depots Et
Ω	0.440%, 08/27/20	1,000	999,940
Ω	0.270%, 09/08/20	1,000	999,913
Erste Abwicklungsanstalt
Ω	0.010%, 08/28/20	1,250	1,249,903
Ω	0.220%, 11/24/20	1,500	1,499,149
European Investment Bank
	0.010%, 09/04/20	1,750	1,749,830
	0.224%, 10/14/20	1,000	999,771
Export Development Canada
	0.360%, 08/17/20	2,000	1,999,922
	0.010%, 08/25/20	900	899,942
Exxon Mobil Corp.
	0.390%, 01/04/21	1,500	1,498,757
	0.400%, 02/01/21	1,250	1,248,735
FMS Wertmanagement
Ω	0.230%, 12/11/20	1,250	1,249,160
Ω	0.240%, 01/11/21	500	499,547

DFA Two-Year Fixed Income Portfolio
CONTINUED
		FaceAmount	Value†
		(000)
Ω	0.010%, 01/14/21	250	$249,767
KFW International Finance, Inc.
Ω	0.200%, 08/10/20	750	749,987
Ω	0.230%, 09/03/20	1,000	999,893
Kingdom Of Denmark
	0.230%, 08/07/20	750	749,993
Kreditanstalt fuer Wiederaufbau
Ω	0.270%, 12/15/20	1,000	999,387
Landesbank Hessen-Thueringen
Ω	0.690%, 10/19/20	2,000	1,999,200
L'Oreal USA, Inc.
Ω	0.270%, 10/28/20	1,500	1,499,518
Nederlandse Waterschapsbank NV
Ω	0.010%, 08/19/20	2,000	1,999,817
NRW. Bank
Ω	0.235%, 09/08/20	750	749,875
Oesterreichische Kontrollbank AG
	1.660%, 08/03/20	1,500	1,499,991
Pfizer, Inc.
Ω	0.250%, 11/02/20	750	749,683
Province of Alberta Canada
	0.010%, 09/17/20	1,000	999,837
Province of British Columbia
	0.010%, 10/21/20	2,000	1,999,216
PSP Capital, Inc.
Ω	0.360%, 09/28/20	2,000	1,999,413
Ω	0.250%, 12/08/20	500	499,644
		FaceAmount	Value†
		(000)
Royal Bank of Canada
	1.700%, 10/16/20	750	$749,775
Sanofi
Ω	0.240%, 09/11/20	1,000	999,958
Ω	0.240%, 09/14/20	500	499,988
Shell International Finance BV
Ω	1.750%, 09/28/20	1,500	1,499,314
Ω	0.500%, 05/25/21	750	746,958
Swedish Export Credit
	0.260%, 10/19/20	2,750	2,749,083
Total Capital Canada, Ltd.
Ω	0.190%, 08/19/20	750	749,963
TOTAL COMMERCIAL PAPER (Cost $45,765,998)			45,783,177

		Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
	State Street Institutional U.S. Government Money Market Fund 0.092%	507,292	507,292
SECURITIES LENDING COLLATERAL — (6.0%)
@§	The DFA Short Term Investment Fund	533,422	6,172,232
TOTAL INVESTMENTS — (100.0%)
(Cost $102,308,093)^^			$102,342,842

Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$3,950,367	—	$3,950,367
Bonds	—	31,874,783	—	31,874,783
U.S. Treasury Obligations	—	9,803,291	—	9,803,291
Certificates of Deposit	—	4,251,700	—	4,251,700
Commercial Paper	—	45,783,177	—	45,783,177
Temporary Cash Investments	$507,292	—	—	507,292
Securities Lending Collateral	—	6,172,232	—	6,172,232
TOTAL	$507,292	$101,835,550	—	$102,342,842

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (24.6%)
Federal Home Loan Bank
0.000%, 08/20/20	6,250	$6,249,793
0.000%, 08/26/20	5,500	5,499,754
0.000%, 09/14/20	5,000	4,999,475
0.000%, 09/15/20	2,900	2,899,688
0.000%, 09/25/20	2,400	2,399,682
0.000%, 10/01/20	10,000	9,998,525
0.000%, 01/20/21	15,000	14,992,917
TOTAL AGENCY OBLIGATIONS		47,039,834
U.S. TREASURY OBLIGATIONS — (74.9%)
U.S. Treasury Bills
0.000%, 08/04/20	6,500	6,499,986
0.000%, 08/13/20	11,000	10,999,748
0.000%, 08/18/20	12,500	12,499,570
0.000%, 09/08/20	12,000	11,998,980
0.000%, 09/17/20	2,000	1,999,778
0.000%, 09/29/20	1,000	999,854
0.000%, 10/01/20	2,000	1,999,701
0.000%, 10/06/20	7,250	7,248,904
0.000%, 10/13/20	6,000	5,998,876
0.000%, 10/20/20	1,750	1,749,678
0.000%, 11/12/20	4,250	4,248,837
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.219%, 04/30/22	19,250	19,271,266
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.139%, FRN
(r) 0.244%, 04/30/21	7,250	7,256,261
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.154%, FRN
(r) 0.259%, 01/31/22	19,000	19,032,097
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.220%, FRN
(r) 0.325%, 07/31/21	12,000	12,022,609
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.300%, FRN
(r) 0.405%, 10/31/21	19,100	19,163,288
TOTAL U.S. TREASURY OBLIGATIONS		142,989,433
TOTAL INVESTMENT SECURITIES (Cost $189,945,172)		190,029,267

	Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund 0.092%	1,020,653	1,020,653
TOTAL INVESTMENTS — (100.0%)
(Cost $190,965,825)^^		$191,049,920

DFA Two-Year Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$47,039,834	—	$47,039,834
U.S. Treasury Obligations	—	142,989,433	—	142,989,433
Temporary Cash Investments	$1,020,653	—	—	1,020,653
TOTAL	$1,020,653	$190,029,267	—	$191,049,920

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	166,758,728	$3,747,068,614
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	113,310,411	1,365,390,456
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	50,171,800	1,252,288,121
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	27,697,759	558,940,767
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	4,815,173	175,705,672
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,752,521,255)^^		$7,099,393,630
Summary of the Global Fund's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$7,099,393,630	—	—	$7,099,393,630
TOTAL	$7,099,393,630	—	—	$7,099,393,630

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	56,034,343	$1,259,091,691
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	59,618,993	579,496,608
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	39,484,668	475,790,253
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	17,218,119	429,764,260
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	35,395,773	387,229,761
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	18,322,541	199,532,475
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	17,379,234	188,912,275
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	8,610,203	173,753,896
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	7,619,404	99,585,610
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	8,566,751	92,263,907
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	1,358,239	49,562,121
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $3,005,143,725)^^		$3,934,982,857
Summary of the Global Fund's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$3,934,982,857	—	—	$3,934,982,857
TOTAL	$3,934,982,857	—	—	$3,934,982,857

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	24,404,818	$266,988,711
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	26,705,303	266,785,981
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	5,317,318	119,480,137
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	7,539,782	98,544,948
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,694,253	44,515,742
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	1,629,466	40,671,477
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	3,310,430	35,653,329
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	846,385	17,080,049
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	114,086	4,163,011
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $770,286,309)		$893,883,385

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.092% (Cost $39,027)	39,027	39,027
TOTAL INVESTMENTS — (100.0%) (Cost $770,325,336)^^		$893,922,412
Summary of the Global Fund's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$893,883,385	—	—	$893,883,385
Temporary Cash Investments	39,027	—	—	39,027
TOTAL	$893,922,412	—	—	$893,922,412

ORGANIZATION
Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2020, the Fund consisted of eleven portfolios (the "Portfolios"), of which three are "Stand-alone Funds", five are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds". One of the Portfolios, U.S. Large Cap Value Portfolio II, ceased operations and liquidated on March 5, 2020. Information for U.S. Large Cap Value Portfolio II is presented below as of January 31, 2020, prior to this liquidation.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a "Master Fund"). Each Feeder Fund’s investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Shares of investment companies ("Underlying Funds") held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
1.    FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects a Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At July 31, 2020, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
U.S. Large Company Portfolio	$3,779,254
U.S. Large Cap Value Portfolio III	2,680,571
DFA International Value Portfolio	8,398,628
DFA International Value Portfolio III	2,966,304
Tax-Managed U.S. Marketwide Value Portfolio II	862,648
Emerging Markets Portfolio II	1,563
DFA Two-Year Fixed Income Portfolio	102,308
DFA Two-Year Government Portfolio	190,966
Global Equity Portfolio	4,922,963
Global Allocation 60/40 Portfolio	3,040,390
Global Allocation 25/75 Portfolio	779,383
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.
In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "“District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”) and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. It is expected that the individual creditor plaintiffs again will petition the Supreme Court for certiorari.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit appeal is fully-briefed, and the parties await the scheduling of oral argument.
Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.
The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations about the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, this could have a detrimental impact on returns in the near term.